MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
8. MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

All figures in USD '000	September 30, 2011 Unaudited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(245)	-
Fair value	550	-

At September 30, 2011, net unrealized loss on marketable securities included in comprehensive income is $0.2 million. The Company has not recognized any sale of marketable securities in the period.